NOTES PAYABLE (Details 2) (USD $)	9 Months Ended
	Sep. 30, 2013 item	Aug. 31, 2012	Feb. 28, 2011
NOTES PAYABLE
Note payable in connection with acquisition		$ 92,145	$ 92,145
Note payable in connection with acquisition, interest (as a percent)		7.00%
Number of equal monthly payments of the note payable	48
Monthly payments of the note payable	$ 2,226